Significant Accounting Policies - Summary of Resulting from the Reclassification of Financial Assets (Detail) R$ in Thousands	12 Months Ended
Dec. 31, 2018 BRL (R$)
Financial assets at fair value through profit or loss, category [member]
Disclosure of reclassification of financial assets [line items]
Balance at December 31, 2017 - IAS 39	R$ 49,197
Reclassify financial investments from loans and receivables to FVPL	27,929
Balance at January 1, 2018 - IFRS 9	77,126
Loans and receivables, category [member]
Disclosure of reclassification of financial assets [line items]
Balance at December 31, 2017 - IAS 39	142,292
Reclassify financial investments from loans and receivables to amortized cost	(114,363)
Reclassify financial investments from loans and receivables to FVPL	(27,929)
Financial assets at amortised cost, category [member]
Disclosure of reclassification of financial assets [line items]
Reclassify financial investments from loans and receivables to amortized cost	114,363
Balance at January 1, 2018 - IFRS 9	R$ 114,363